Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Subsequent Event [Line Items]
Share based compensation expense	$ 10,328	$ 30,511	$ 304	$ 93,185	$ 980